Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transaction
	2021	2020
Sourcing and marketing services income generated from
- Xian CNT	$-	$49,259

Purchase of motor vehicles from
- Ms. Hanye Chang	-	86,931
- Mr. Yong Chang	-	45,639
- Mr. Jianyong Li	-	28,977

Interest income
- Baiyin Wujinxia	5,794	3,888

IT expenses
- Yuanchuang Tribe	60,718	-
- Yuanchuang Federation	86,718	-

Schedule of related party balances
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021

Interest income
Baiyin Wujinxia	$-	$-	$-	$5,777

	September 30, 2022	December 31, 2021
Amount due to a director
- Mr. Guolin Tao	$167,935	$171,443

Accounts payable
- Yuanchuang Tribe	$-	$16,135
- Yuanchuang Federation	-	21,390

	2021	2020
Loan to a related company
- Baiyin Wujinxia	$-	$186,796

Amount due to a director
- Mr. Guolin Tao	$171,443	$51,309

Amount due to a shareholder
- New Finance Consultants Limited	$-	$53,000

Accounts payable
- Yuanchuang Tribe	$16,135	$-
- Yuanchuang Federation	21,390	-